Fair Value Measurements (Tables)	12 Months Ended
May 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
U.S. Treasury and other government	$-	$22,119	$-	$22,119
Corporate bonds		797		797
Stocks - domestic	2,467			2,467
Mutual funds - foreign		37,435		37,435
Mutual funds - domestic		101,637		101,637
Contingent consideration			(17,979)	(17,979)
Total	$2,467	$161,988	$(17,979)	$146,476

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
U.S. Treasury and other government	$-	$21,838	$-	$21,838
Corporate bonds		1,024		1,024
Stocks - foreign	5,243			5,243
Stocks - domestic	30,637			30,637
Mutual funds - foreign		32,348		32,348
Mutual funds - domestic		55,866		55,866
Foreign currency forward contract		(159)		(159)
Contingent consideration			(11,771)	(11,771)
Total	$35,880	$110,917	$(11,771)	$135,026

Fair Value and Carrying Value of Financial Instruments and Long-Term Debt

Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2017 and May 31, 2016 are as follows:

	At May 31, 2017
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$350,497	$350,497
Marketable equity securities	141,539	141,539
Marketable debt securities	22,916	22,916
Long-term debt, including current portion	2,090,082	2,243,167

	At May 31, 2016
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$265,152	$265,152
Marketable equity securities	124,094	124,094
Marketable debt securities	22,862	22,862
Long-term debt, including current portion	1,639,973	1,769,601